COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Debt securities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Government securities	$ 564,833	$ 5,741,430
Corporate securities	3,668	114,648
Securities issued by the BCRA		17,391,251
Debt securities	$ 568,501	$ 23,247,329